Nature of operations and liquidity risk	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Nature of operations and liquidity risk
1.	Nature of operations and liquidity risk
Rio Tinto plc is the ultimate parent company and indirectly owned a 50.8% majority interest in Turquoise Hill Resources Ltd. (“Turquoise Hill”) as at December 31, 2020.
Turquoise Hill, together with its subsidiaries (collectively referred to as “the Company”), is an international mining company focused principally on the operation and further development of the Oyu Tolgoi copper-gold mine in Southern Mongolia. Turquoise Hill’s head office is located at 1 Place Ville Marie, Suite 3680, Montreal, Quebec, Canada, H3B 3P2. Turquoise Hill’s registered office is located at
300-204
Black Street, Whitehorse, Yukon, Canada, Y1A 2M9.
Turquoise Hill has its primary listing in Canada on the Toronto Stock Exchange and a secondary listing in the U.S. on the New York Stock Exchange.
The consolidated financial statements of Turquoise Hill were authorized for issue in accordance with a directors’ resolution on March 8, 2021.
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.
As at December 31, 2020, the Company had $1.1 billion of available liquidity, consisting of consolidated cash and cash equivalents. The Company’s current assets exceeded current liabilities by $1.0 billion at December 31, 2020. In addition to obligations in current liabilities, in the next 12 months, the Company has non-cancellable
obligations related to power commitments of $0.1 billion. The Company expects to fund its current liabilities and current commitments through its liquidity position and from cash flow generated at its existing open pit operations. The Company continues to review its near-term operating plans and continues to take steps to achieve operating cost efficiencies in order to maximize cash generated from its existing open pit operations.
The Company manages liquidity risk by the preparation of internally generated short-term cash flow forecasts and taking measures in response to the review of forecasts. These short-term cash flow forecasts consider estimation of future operating costs, financing costs, development capital and cash receipts from sales revenue. In addition, the possible impact of the
COVID-19
pandemic has been incorporated into these short-term cash flow forecasts including the estimated reduction in underground capital expenditures in 2021, compared to the estimates in forecasts included in the filing of the Company’s Oyu Tolgoi Technical Report (“OTTR20”) filed on August 28, 2020, resulting from the on-going
COVID-19
controls and travel restrictions implemented by the Government of Mongolia. Sensitivity analyses are performed over these estimates including the impact of estimated commodity prices on cash receipts. The forecasts also include payments made subsequent to December 31, 2020 for $83 million to the Capital City tax department and $147 million to the Mongolian Tax Authority (the “MTA”). See Note 23.
The Company believes that it has sufficient liquidity to meet its minimum obligations for a period of at least 12 months from the balance sheet date, and to meet requirements of the Company, including its operations and capital expenditures, over the same period.
The Company expects to need significant incremental financing to sustain its operations and underground development beyond this timeframe. On September 9, 2020, the Company and Rio Tinto signed a non-binding
Memorandum of Understanding (“MOU”) concerning the funding of Oyu Tolgoi reflecting the parties’ understanding to pursue a re-profiling
of existing project debt in line with current cash flow projections, including by deferring scheduled principal repayments and extending tenors. The MOU also reflected the parties’ understanding with respect to the raising of supplement debt, the process for identifying and considering other funding options and the scope and timing for a Turquoise Hill equity offering (to the extent required) to address any remaining funding gap with respect to Oyu Tolgoi.
During the fourth quarter of 2020, the Company commenced arbitration proceedings seeking a declaration to clarify the provisions of certain agreements with Rio Tinto International Holdings Limited (RTIHL) and a related party of RTIHL relating to their role and obligations to support the Company in seeking financing for the Oyu Tolgoi project. See Note 23.